Income Taxes - Changes in Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes
Net deferred tax liabilities at January 1,	$ 453	$ 624
Change in temporary differences	(90)	(142)
Translation differences	(6)	(29)
Net deferred tax liabilities at December 31,	$ 357	$ 453